UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    10 August 2009
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		118

Form 13F Information Table Value Total:	              $188,054  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      612 52684.000SH       Sole                52684.000
AT&T Corp.                     COM              001957109      940 37835.000SH       Sole                37835.000
Alliance Healthcard            COM              01860F103        9 21000.000SH       Sole                21000.000
Allied Capital Corp            COM              01903Q108      167 48016.000SH       Sole                48016.000
Allstate Corp.                 COM              020002101      331 13546.000SH       Sole                13546.000
Altria Group, Inc.             COM              718154107      192 11735.000SH       Sole                11735.000
American Electric Power        COM              025537101      338 11710.000SH       Sole                11710.000
American Express               COM              025816109      352 15141.650SH       Sole                15141.650
American Natl Ins Co.          COM              028591105     5471 72385.000SH       Sole                72385.000
Apollo Investment Corp         COM              03761U106       96 16000.000SH       Sole                16000.000
Apple Computer                 COM              037833100      580 4069.000 SH       Sole                 4069.000
Ares Capital Corporation       COM              04010L103      126 15600.000SH       Sole                15600.000
BB&T Corporation               COM              054937107     2612 118830.188SH      Sole               118830.188
BP plc (ADR)                   COM              055622104      748 15680.000SH       Sole                15680.000
Bank of America                COM              060505104     3122 236549.214SH      Sole               236549.214
Barrick Gold Corp              COM              067901108     7334 218600.000SH      Sole               218600.000
Baxter Intl. Inc.              COM              071813109      279 5270.000 SH       Sole                 5270.000
Becton Dickinson & Company     COM              075887109      526 7380.000 SH       Sole                 7380.000
Berkshire Hathaway Class B     COM              084670207     8374 2892.000 SH       Sole                 2892.000
Berkshire Hathaway Inc 1/100   COM                             270  300.000 SH       Sole                  300.000
Boeing                         COM              097023105      647 15225.000SH       Sole                15225.000
Bristol Myers Squibb           COM              110122108     3086 151932.000SH      Sole               151932.000
Cardero Resource Corp          COM              14140U105      225 237100.000SH      Sole               237100.000
Caterpillar Inc Del Com        COM              149123101     3266 98850.000SH       Sole                98850.000
Charles Schwab & Company       COM              808513105      176 10033.000SH       Sole                10033.000
Chevron Texaco                 COM              166764100     1064 16054.000SH       Sole                16054.000
Cisco Sys Inc.                 COM              17275R102      419 22451.000SH       Sole                22451.000
Coca Cola                      COM              191216100     1097 22866.000SH       Sole                22866.000
Colgate Palmolive              COM              194162103      742 10485.000SH       Sole                10485.000
Colonial Bancgroup  Inc.       COM              195493309       33 53543.000SH       Sole                53543.000
Commercial Net Realty          COM              202218103      225 12950.000SH       Sole                12950.000
ConocoPhillips                 COM              20825C104     5916 140649.000SH      Sole               140649.000
Constellation Brands           COM              21036P108      418 33000.000SH       Sole                33000.000
Duke Energy Corp.              COM              264399106     4606 315663.000SH      Sole               315663.000
E I Dupont De Nemour           COM              263534109      452 17661.002SH       Sole                17661.002
EMC Corporation                COM              268648102      682 52034.000SH       Sole                52034.000
Emerson Electric               COM              291011104     7142 220416.929SH      Sole               220416.929
Express Scripts, Inc           COM              302182100      529 7700.000 SH       Sole                 7700.000
Exxon Mobil Corp               COM              302290101     4756 68026.512SH       Sole                68026.512
Flowers Foods, Inc.            COM              343496105      561 25667.000SH       Sole                25667.000
Fpl Group Inc                  COM              302571104      281 4940.000 SH       Sole                 4940.000
Freeport-McMoRan Copper & Gold COM              35671D857     1020 20350.000SH       Sole                20350.000
Genco Shipping                 COM              Y2685T107      958 44105.000SH       Sole                44105.000
General Dynamics               COM              369550108     4480 80885.000SH       Sole                80885.000
General Electric               COM              369604103     4411 376332.389SH      Sole               376332.389
Goldman Sachs Group Inc        COM              38141G104     2926 19846.000SH       Sole                19846.000
H J Heinz                      COM              423074103     1832 51328.263SH       Sole                51328.263
HEICO Corp.                    COM              422806109     1021 28152.000SH       Sole                28152.000
Hawaiian Electric Industries   COM              419870100     2340 122784.000SH      Sole               122784.000
Hewlett Packard                COM              428236103      208 5381.377 SH       Sole                 5381.377
Home Depot                     COM              437076102      763 32286.000SH       Sole                32286.000
Intel Corporation              COM              458140100     1297 78362.824SH       Sole                78362.824
International Business Machine COM              459200101     2272 21757.412SH       Sole                21757.412
J.P Morgan Chase & Co.         COM              46625H100      293 8598.000 SH       Sole                 8598.000
Johnson & Johnson              COM              478160104    11275 198511.000SH      Sole               198511.000
Johnson Controls               COM              478366107     3045 140175.000SH      Sole               140175.000
Kinder Morgan Energy Partners  COM              494550106     1321 25850.000SH       Sole                25850.000
Lantronix Inc.                 COM              516548104        5 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      306 15752.000SH       Sole                15752.000
Mcdonalds Corp.                COM              580135101     4322 75180.019SH       Sole                75180.019
Medcohealth Solutions          COM              58405U102      205 4484.000 SH       Sole                 4484.000
Merck & Co. Inc.               COM              589331107      675 24154.000SH       Sole                24154.000
Microsoft Corporation          COM              594918104     2787 117242.959SH      Sole               117242.959
Minnesota Mining Mfg           COM              604059105     3235 53821.000SH       Sole                53821.000
Monsanto Company               COM              61166W101     1941 26113.469SH       Sole                26113.469
Motorola, Inc.                 COM              620076109       87 13119.816SH       Sole                13119.816
Nordstrom, Inc.                COM              655664100      771 38775.000SH       Sole                38775.000
Occidental Petroleum           COM              674599105      322 4900.000 SH       Sole                 4900.000
Oracle Corporation             COM              68389X105      555 25905.000SH       Sole                25905.000
Patriot Transportation Holding COM              70337B102     5084 69710.000SH       Sole                69710.000
Penn West Energy Trust         COM              707885109      443 34800.000SH       Sole                34800.000
Pepco Holdings Inc.            COM              737679100      137 10187.000SH       Sole                10187.000
Pepsico Inc.                   COM              713448108     6810 123911.048SH      Sole               123911.048
Pfizer                         COM              717081103     1453 96886.000SH       Sole                96886.000
Philip Morris International    COM              718172109      414 9485.000 SH       Sole                 9485.000
Piedmont Natural Gas Co.       COM              720186105     1117 46350.000SH       Sole                46350.000
Potash Corp. of Saskatchewan,  COM              73755L107      545 5858.000 SH       Sole                 5858.000
Procter & Gamble               COM              742718109     7946 155508.000SH      Sole               155508.000
Provident Energy Trust         COM              74386K104       82 16600.000SH       Sole                16600.000
Questar Corp.                  COM              748356102      248 8000.000 SH       Sole                 8000.000
Raytheon Company               COM              755111507      738 16620.000SH       Sole                16620.000
Regency Centers Corporation    COM              758939102      350 10020.000SH       Sole                10020.000
Regions Financial Corp.        COM              7591ep100      213 52834.000SH       Sole                52834.000
Royal Dutch Petroleum          COM              780257804     1307 26048.000SH       Sole                26048.000
S&P 400 Midcap MDRS            COM              595635103     1329 12629.000SH       Sole                12629.000
Schlumberger Limited           COM              806857108      734 13570.000SH       Sole                13570.000
Schweitzer-Mauduit Internation COM              808541106      285 10483.000SH       Sole                10483.000
Sony Corporation               COM              835699307      440 17005.000SH       Sole                17005.000
Southern Company               COM              842587107     6884 220919.000SH      Sole               220919.000
Spectra Energy Corp.           COM              847560109     2132 125993.000SH      Sole               125993.000
Stryker Corp Com               COM              863667101      432 10880.000SH       Sole                10880.000
Sysco Corporation              COM              871829107      367 16305.000SH       Sole                16305.000
Target Inc.                    COM              87612E106      872 22096.000SH       Sole                22096.000
Teco Energy Inc.               COM              872375100      317 26550.000SH       Sole                26550.000
Teva Pharmaceutical Industries COM              881624209      302 6112.000 SH       Sole                 6112.000
United Technologies Corp.      COM              913017109      666 12814.000SH       Sole                12814.000
Vanguard Index Small-Cap Growt COM              922908595      270 5620.000 SH       Sole                 5620.000
Vanguard Mid-Cap VIPERs        COM              922908629      391 8350.000 SH       Sole                 8350.000
Verizon Communications         COM              92343V104      645 20998.000SH       Sole                20998.000
Vulcan Materials Company       COM              929160109     4190 97222.339SH       Sole                97222.339
Wal-Mart Stores                COM              931142103      414 8545.000 SH       Sole                 8545.000
Walgreen Co                    COM              931422109      279 9485.000 SH       Sole                 9485.000
Walt Disney                    COM              254687106      266 11391.000SH       Sole                11391.000
Wealth Minerals LTD F          COM              946885100       34 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     6741 277857.757SH      Sole               277857.757
Weyerhaeuser Co.               COM              962166104     2597 85357.226SH       Sole                85357.226
Windstream Corp                COM              97381W104       92 10984.000SH       Sole                10984.000
Zimmer Holdings Inc.           COM              98956P102      309 7246.000 SH       Sole                 7246.000
ebank Financial Services Inc.  COM              278608104        0 30143.000SH       Sole                30143.000
iShares MSCI Brazil Index Fund COM              464286400      636 12000.000SH       Sole                12000.000
streetTRACKS Gold Shares                        78463V107      237 2600.000 SH       Sole                 2600.000
Alabama Power 5.20% Div Qualif PFD              010392595      674    32475 SH       Sole                    32475
Citigroup VII 7.125%           PFD              17306n203      589    36900 SH       Sole                    36900
Goldman Sachs Group 6.20% Div. PFD              38144x500     1897    83400 SH       Sole                    83400
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      337    14000 SH       Sole                    14000
JPM Chase Series S 6.625%      PFD              48123a207      855    38450 SH       Sole                    38450
Wells Fargo Cap XII  7.875%    PFD              94985V202     1244    51925 SH       Sole                    51925
Nicholas-Applegate Cnvrt & Inc                  65370F101      237    34270 SH       Sole                    34270
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